20. Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions
Balances on Beginning	R$ 609,189	R$ 790,215
Additional provisions recognized	458,496	197,081
Utilized provisions	(236,882)	(376,081)
Foreign exchange variation, net	68,791	(2,026)
Balances on Ending	899,594	609,189
Current			R$ 70,396	R$ 46,561
Noncurrent			829,198	562,628
Total	609,189	609,189	899,594	609,189
Insurance Provision [Member]
Reconciliation of changes in other provisions
Balances on Beginning	741	742
Additional provisions recognized	0	(1)
Utilized provisions	0	0
Foreign exchange variation, net	(741)	0
Balances on Ending	0	741
Current			0	741
Noncurrent			0	0
Total	741	741	0	741
Provision For Aircraft & Engine Return [Member]
Reconciliation of changes in other provisions
Balances on Beginning	400,851	583,941
Additional provisions recognized	214,636	38,819
Utilized provisions	(33,591)	(220,082)
Foreign exchange variation, net	70,238	(1,827)
Balances on Ending	652,134	400,851
Current			70,396	45,820
Noncurrent			581,738	355,031
Total	400,851	400,851	652,134	400,851
Provision For Legal Proceedings [Member]
Reconciliation of changes in other provisions
Balances on Beginning	207,597	205,532
Additional provisions recognized	243,860	158,263
Utilized provisions	(203,291)	(155,999)
Foreign exchange variation, net	(706)	(199)
Balances on Ending	247,460	207,597
Current			0	0
Noncurrent			247,460	207,597
Total	R$ 207,597	R$ 207,597	R$ 247,460	R$ 207,597